Derivative and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative And Other Liabilities Disclosure [Text Block]

Note 11 — Derivative and Other Liabilities

Derivative and other liabilities consisted of the following:

	March 31,	December 31,
	2013	2012

Derivative liability, long-term portion	$591,078	$780,960
Long-term portion of convertible debt, net of unamortized discount	181,862	462,815
Deferred rent	41,741	58,005
Deferred tax liability	54,890	50,000
Interest payable	39,379	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	3,482	—

	$942,432	$1,415,159

Note 14 — Derivatives and other liabilities

Derivative and other liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Derivative liability, long-term portion	$780,960	$1,294,740
Long-term portion of convertible debt, net of unamortized discount	462,815	223,333
Deferred rent	58,005	—
Deferred tax liability	50,000	32,000
Interest payable	33,379	8,982
Conditional grant payable	30,000	—
	$1,415,159	$1,559,055

In September 2012, the Company received $30,000 in proceeds for an Economic Development Fund Agreement with Montgomery County Maryland as a “conditional grant” to be funded by the County’s Department of Economic Development. This conditional grant is to be repaid with interest unless certain performance conditions are achieved through 2017. If the performance conditions are met then repayment of principal and interest is forgiven.